Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of minimum annual lease payments
2026
$
Leases	46
Consulting agreements	49

95

Schedule of royalty revenue
Royalty	$
Stockman(1)(2)	6,674
Limpopo(1)(3)	6,494
Dandoko(4)	2,500
Bullabulling(5)	667
Koolyanobbing(6)	334
El Molino(7)	450
Uley(1)(8)	147
Other(9)	91

17,357